Income Taxes - Reconciliation to effective income tax rate (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount		$ (10.9)	$ 3.2	$ (111.0)
Reported income tax expense (benefit)		38.1	(58.4)	1.3
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount		2.4	12.2	(5.2)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount		81.5	(65.0)	180.3
Effective Income Tax Rate Reconciliation, Residual Tax on Foreign Earnings, Amount		(4.0)	8.3	11.5
Foreign rate differential		(18.8)	(14.9)	(0.5)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, oreign Jurisdictions, Amount		0.0	(3.7)	0.0
Effective income tax rate reconciliation, impact of IRC Section 9100 relief		0.0	(16.4)	0.0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost, Amount		(4.8)	0.5	(0.4)
Effective income tax rate reconciliation, benefit from adjustment to tax basis in assets		0.0	(8.5)	0.0
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount		(4.6)	(6.4)	4.9
Effective income tax reconciliation, provision to return adjustment		(12.0)	1.9	(0.1)
Income Tax Reconciliation Permanent Items Amount		2.7	9.9	17.1
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Amount		0.0	0.0	4.7
Effective Income Tax Rate Reconciliation, Tax Contingency, Amount		4.0	5.6	0.7
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount		0.0	0.0	(54.5)
Effective Income Tax Rate Reconciliation, Deduction, Other, Amount		(6.6)	(2.1)	(9.2)
Income Tax Reconciliation Gain on Contingent Purchase Price Reduction		0.0	0.0	23.3
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount		0.0	0.0	9.9
Effective Income Tax Rate Reconciliation, Purchase Accounting Benefit, Amount		$ 0.0	$ 0.0	$ 22.8
Effective Income Tax Rate Reconciliation, Percent	(634.80%)	(122.50%)	(634.80%)	(0.40%)